                                                      [SHIP LOGO VANGUARD /(R)/]





VANGUARD/(R)/ EXPLORER/(TM)/ FUND



SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 22, 2008


IMPORTANT CHANGES TO VANGUARD EXPLORER FUND
RESTRUCTURING OF INVESTMENT ADVISORY TEAM

The board of trustees of Vanguard Explorer Fund has restructured the Fund's investment advisory team, removing Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as an investment advisor and reallocating the GMO assets among the Fund's other advisors, with the majority allocated to Vanguard's Quantitative Equity Group.

Vanguard and the Fund's continuing investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.


INVESTMENT OBJECTIVE, PRIMARY INVESTMENT STRATEGIES, PRIMARY RISKS, FEES AND EXPENSES

The Fund's investment objective, primary investment strategies, and primary risks will not change. The restructuring of the Fund's investment advisory team is expected to increase the Fund's expense ratio from 0.41% to 0.42% for Investor Shares for the current fiscal year. The Admiral(TM) Shares' expense ratio is expected to remain at 0.23% for the current fiscal year.


PROSPECTUS TEXT CHANGES

All text references to GMO are deleted.






(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS24a 022008

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                                                      [SHIP LOGO VANGUARD /(R)/]

VANGUARD/(R)/ EXPLORER/(TM)/ FUND


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 22, 2008


IMPORTANT CHANGES TO VANGUARD EXPLORER FUND
RESTRUCTURING OF INVESTMENT ADVISORY TEAM

The board of trustees of Vanguard Explorer Fund has restructured the Fund's investment advisory team, removing Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as an investment advisor and reallocating the GMO assets among the Fund's other advisors, with the majority of assets allocated to Vanguard's Quantitative Equity Group.

Vanguard and the Fund's continuing investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.


STATEMENT OF ADDITIONAL INFORMATION TEXT CHANGES

Under the heading "Investment Advisory Services," all references to GMO are deleted.










(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                     PSAI024a 022008